Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts (in Dollars)	$ 755	$ 535	$ 241
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	65,613,993	65,491,897	32,953,008
Common stock, shares outstanding	57,055,281	56,933,185	28,245,600
Convertible Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)			$ 0.001
Preferred stock, shares authorized			2,789,719
Preferred stock, shares issued			2,270,621
Preferred stock, shares outstanding			2,066,485
Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Stock [Member]
Treasury stock, at cost	8,558,712	8,558,712	4,349,592
Convertible Preferred Stock [Member]
Treasury stock, at cost			204,136